UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     October 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $546,791 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    15807   300054 SH       SOLE                   300054        0        0
AGRIUM INC                     COM              008916108    18166   272513 SH       SOLE                   272513        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    17098   774386 SH       SOLE                   774386        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    19942   535076 SH       SOLE                   535076        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    15555  1051730 SH       SOLE                  1051730        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    21425   515769 SH       SOLE                   515769        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    20080   320249 SH       SOLE                   320249        0        0
CORE LABORATORIES N V          COM              N22717107    24186   269247 SH       SOLE                   269247        0        0
CUMMINS INC                    COM              231021106    19407   237651 SH       SOLE                   237651        0        0
DANAHER CORP DEL               COM              235851102    19305   460289 SH       SOLE                   460289        0        0
DICKS SPORTING GOODS INC       COM              253393102    24110   720558 SH       SOLE                   720558        0        0
DIRECTV                        COM CL A         25490A101    16577   392175 SH       SOLE                   392175        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    22546   599316 SH       SOLE                   599316        0        0
FACTSET RESH SYS INC           COM              303075105    16812   188962 SH       SOLE                   188962        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      491    27315 SH       SOLE                    27315        0        0
FIRST TR EXCHANGE TRADED FD    MATERIALS ALPH   33734X168      190    10411 SH       SOLE                    10411        0        0
FLOWSERVE CORP                 COM              34354P105    13920   188114 SH       SOLE                   188114        0        0
GLOBAL X FDS                   FTSE NORDIC REG  37950e101      520    33817 SH       SOLE                    33817        0        0
HEALTHSPRING INC               COM              42224n101    13168   361161 SH       SOLE                   361161        0        0
IMPAX LABORATORIES INC         COM              45256b101    13128   732980 SH       SOLE                   732980        0        0
INFORMATICA CORP               COM              45666Q102    18067   441190 SH       SOLE                   441190        0        0
ISHARES INC                    MSCI THAILAND    464286624      571    10732 SH       SOLE                    10732        0        0
ISHARES INC                    MSCI SWITZERLD   464286749      592    27349 SH       SOLE                    27349        0        0
ISHARES INC                    MSCI SWEDEN      464286756      520    22639 SH       SOLE                    22639        0        0
ISHARES INC                    MSCI S KOREA     464286772      555    11907 SH       SOLE                    11907        0        0
ISHARES INC                    MSCI STH AFRCA   464286780      341     6024 SH       SOLE                     6024        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      530    43462 SH       SOLE                    43462        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432      865     7159 SH       SOLE                     7159        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      483     5708 SH       SOLE                     5708        0        0
JOY GLOBAL INC                 COM              481165108    16362   262299 SH       SOLE                   262299        0        0
MARKET VECTORS ETF TR          INDONESIA ETF    57060u753      623    24632 SH       SOLE                    24632        0        0
MCKESSON CORP                  COM              58155Q103    16367   225130 SH       SOLE                   225130        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    16564   408783 SH       SOLE                   408783        0        0
ORACLE CORP                    COM              68389X105    18904   657744 SH       SOLE                   657744        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886      222     8028 SH       SOLE                     8028        0        0
POWERSHARES ETF TRUST          NASD INTNT ETF   73935x146      218     6851 SH       SOLE                     6851        0        0
POWERSHARES ETF TRUST          ENERGY SEC POR   73935X385      358    11399 SH       SOLE                    11399        0        0
PRECISION CASTPARTS CORP       COM              740189105    24749   159200 SH       SOLE                   159200        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888      566    23994 SH       SOLE                    23994        0        0
SOUTHERN COPPER CORP           COM              84265V105    11119   444931 SH       SOLE                   444931        0        0
SPDR INDEX SHS FDS             EUROPE ETF       78463X608      440    12271 SH       SOLE                    12271        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    64556   454203 SH       SOLE                   454203        0        0
UNITED CONTL HLDGS INC         COM              910047109    10672   550657 SH       SOLE                   550657        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      347     6382 SH       SOLE                     6382        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    19301   379411 SH       SOLE                   379411        0        0
VEECO INSTRS INC DEL           COM              922417100    10466   428927 SH       SOLE                   428927        0        0